Marketable Securities	9 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
MARKETABLE SECURITIES

NOTE 4:- MARKETABLE SECURITIES

The following tables summarize our marketable securities by significant investing categories:

	September 30, 2021
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$23,688	$209	$-	$23,897
Government debentures	2,007	16	-	2,023
	25,695	225	-	25,920

Matures after one year through four years:
Corporate debentures	83,016	869	(257)	83,628
Government debentures	10,210	29	(51)	10,188
	93,226	898	(308)	93,816

Total	$118,921	$1,123	$(308)	$119,736

	December 31, 2020
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$13,106	$210	$-	$13,316
Government debentures	402	-	-	402
	13,508	210	-	13,718

Matures after one year through four years:
Corporate debentures	63,611	1,815	(3)	65,423
Government debentures	6,145	79	(11)	6,213
	69,756	1,894	(14)	71,636

Total	$83,264	$2,104	$(14)	$85,354

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	September 30, 2021
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$42,248	$(257)	$-	$-	$42,248	$(257)
Government debentures	8,649	(51)	-	-	8,649	(51)

Total	$50,897	$(308)	$-	$-	$50,897	$(308)

	December 31, 2020
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$3,821	$(3)	$-	$-	$3,821	$(3)
Government debentures	3,002	(11)	-	-	3,002	(11)

Total	$6,823	$(14)	$-	$-	$6,823	$(14)